Taxes - Summary of Calculation of Tax Rates (Detail)			12 Months Ended
	Mar. 01, 2019	Feb. 28, 2019	Dec. 31, 2021
Disclosure of effective income tax rate [Abstract]
Income tax			15.00%
Additional income tax			10.00%
Social contribution on net income	20.00%	15.00%	25.00%